Income tax expense/(benefit)	12 Months Ended
Dec. 31, 2024
Income tax expense/(benefit)
Income tax expense/(benefit)

12.Income tax expense/(benefit)

	2024	2023	2022
	$’000	$'000	$'000
Current taxes
Current year	75,339	114,055	109,044
Prior years	121	375	(202)
Total current tax charge	75,460	114,430	108,842

Deferred income taxes (note 16)
Current year	(34,803)	(32,048)	(183,495)
Prior years	(6,700)	25,146	(360)
Total deferred income tax credit	(41,503)	(6,902)	(183,855)

Total taxation charge/(credit)	33,957	107,528	(75,013)

Reconciliation of effective tax charge/(credit)
Loss before income tax	(1,610,244)	(1,880,650)	(543,979)

Tax calculated at domestic tax rates applicable to income in respective countries	(528,810)	(638,254)	(193,643)
Tax effects of:
Income not subject to taxation(a)	(40,361)	(21,771)	(6,687)
Expenses not deductible for tax purposes	70,353	89,958	75,197
Movement in deferred tax assets not recognized(b)	516,234	633,448	79,477
Change in tax base(c)	—	1,769	(74,291)
Prior year (over)/under provision(d)	(6,622)	25,521	(562)
Goodwill impairment(e)	30,688	—	40,937
Withholding tax on subsidiary dividends	5,169	3,742	5,967
Effects of changes in tax rates	—	(849)	(4,845)
Movement in uncertain tax positions	(12,438)	9,524	6,501
Other	(256)	4,440	(3,064)
Total tax charge/(credit)	33,957	107,528	(75,013)

Current income tax receivables	2,250	3,755	1,174
Current income tax payables	(49,879)	(75,612)	(70,008)
	(47,629)	(71,857)	(68,834)
(a)	Income not subject to taxation in the year ended December 31, 2024, includes $21.6 million relating to the gain on the disposal of the Group’s 70% interest in IHS Kuwait Limited. For the year ended December 31, 2023, income not subject to taxation primarily related to profits of Global Independent Connect Limited, a subsidiary in Nigeria, which are exempt from tax since this subsidiary benefits from pioneer status.
(b)	Deferred tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable income.

The movement in deferred tax assets not recognized decreased from $633.4 million in the year ended December 31, 2023, to $516.2 million in the year ended December 31, 2024. In both years, significant finance costs arose principally in relation to unrealized foreign exchange losses arising on intragroup loans owed by the Group’s Nigerian subsidiaries resulting from the devaluation of the Naira. These gave rise to potential temporary differences which were only partially recognized.

(c)	Change of tax base amounts relate to the legal mergers in 2021, 2022, and 2023 of businesses acquired by the Group in Brazil with Group holding companies.
(d)	For the year the year ended December 31, 2023, the prior year under provision of $25.5 million primarily related to the derecognition of $20.6 million of deferred tax assets as a result of obtaining greater clarity on the treatment of certain expenses arising in 2022 with respect to Brazil.
(e)	As a result of goodwill impairment in the Latam tower businesses group of of CGUs for the year, the Group reassessed recoverability of the related deferred tax assets and determined that no change to the position that deferred tax assets are recognized was required. Accordingly, a $30.7 million adjusting item arose in the year ended December 31, 2024.

Based on the Group’s Safe Harbour assessment and calculations of GloBE income in cases where it is not considered sufficiently probable this test will be passed, no material top-up tax is due under the OECD Pillar Two model rules for the year ended December 31, 2024. The Group will continue to monitor legislative developments and reassess any potential impact in future periods. The Group applies the exception to recognizing and disclosing deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 Income Taxes (“IAS 12”) issued in May 2023. In line with IAS 12, the Group has applied this temporary exception and has not recognized deferred tax related to Pillar Two. There was no material Pillar 2 tax expense during the year due to the availability of deductible expenses in all relevant jurisdictions.

For the years ended December 31, 2024, 2023, and 2022, the statutory rates for the Group’s largest markets by turnover are:

Nigeria 33.0%, 33.0%, 32.5%, respectively, (due to a combination of corporate income tax and education tax); and

Brazil 34.0%, 34.0%, and 34.0%, respectively, (due to a combination of corporate income tax and social contribution on income taxes).

South Africa 27.0%, 27.0%, and 28.0%, respectively.

The statutory tax rates in other markets range from 15.0% to 35.0% in 2024 (2023: 15.0% to 35.0%, 2022: 15.0% to 40.0%).

The movement in the current income tax is as follows:

	2024	2023	2022
	$’000	$'000	$'000

At January 1	(71,857)	(68,834)	(68,706)
Charged to income or loss	(75,460)	(114,430)	(108,842)
Paid during the year	38,629	45,411	51,245
Withholding tax netting off	40,991	57,565	54,878
Exchange differences	20,068	8,431	2,591
At December 31	(47,629)	(71,857)	(68,834)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable income. Refer to note 16 for deferred income tax.